Auditor Fees	12 Months Ended
Dec. 31, 2024
Auditor's remuneration [abstract]
Auditor Fees
34.	Auditor Fees
The fees in relation to the audit and related services for the years ended December 31, 2024, 2023 and 2022 provided by Emmerich, Córdova y Asociados S. Civil de R.L. and KPMG foreign members firm, the external auditor of the Group, were as follows:

	Year ended December 31,
In thousands of soles	2024	2023	2022
Audit services fees (i)	5,445	10,417	5,402
Tax services fees	387	119	—
Other non-audit fees	88	102	42

Total	5,920	10,638	5,444

(i)
As of December 31, 2023 Audit services fees include S/ 6,927 thousand (S/ 3,114 thousand as of December 31, 2022). In 2023 corresponds to costs related to public offering efforts which were included as costs of anticipated equity transactions in Other Assets (note 6).

The fees in relation to the statutory audit in Luxembourg and related services for the year ended December 31, 2024 provided by Atwell S.à r.l. the statutory auditor of the Group was S/ 665 thousand.